Goodwill (Schedule Of Changes In Carrying Amounts Of Goodwill) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Costs:
Beginning balance	$ 0
Increase in goodwill related to acquisitions	99,654
Exchange difference	2,283
Ending balance	$ 101,937